Quarterly Financial Information	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information
Quarterly Financial Information

14. Quarterly Financial Information (Unaudited)

As further described in Note 2, the previously reported financial information for the three months ended March 31, 2022, the three and six months ended June 30, 2022 and the three and nine months ended September 30, 2022, have been restated. Relevant restated financial information for each relevant period is included in the Company’s Annual Report on Form 10-K in the tables that follow. As part of the restatement, the Company recorded adjustments to correct the misstatements in the impacted periods. Descriptions of the restatement can be found in Note 2. The unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. Restated amounts are computed independently each quarter; therefore, the sum of the quarterly amounts may not equal the total amount for the respective year due to rounding.

Balance Sheets

	March 31, 2022 (unaudited)			June 30, 2022 (unaudited)			September 30, 2022 (unaudited)
	As Previously			As Previously			As Previously
	Reported	Adjustment	As Restated	Reported	Adjustment	As Restated	Reported	Adjustment	As Restated
Assets
Current assets:
Cash and cash equivalents	$3,743	$—	$3,743	$13,027	$—	$13,027	$6,145	$—	$6,145
Accounts receivable, net	1,665	—	1,665	2,087	—	2,087	3,711	—	3,711
Income taxes receivable	4,675	—	4,675	—	—	—	—	—	—
Inventory, net	2,693	—	2,693	2,340	—	2,340	1,797	—	1,797
Prepaid expenses and other current assets	1,576	—	1,576	1,016	—	1,016	3,834	—	3,834
Total current assets	14,352	—	14,352	18,470	—	18,470	15,487	—	15,487
Property and equipment, net	12,047	—	12,047	11,524	—	11,524	203	—	203
Right of use asset	888	—	888	825	—	825	761	—	761
Other non-current assets	2,012	—	2,012	2,012	—	2,012	2,012	—	2,012
Total assets	$29,299	$—	$29,299	$32,831	$—	$32,831	$18,463	$—	$18,463

Liabilities and stockholders’ equity
Current liabilities:
Long-term debt, current portion	$12,252	—	$12,252	$12,630	—	$12,630	$1,318	—	$1,318
Accounts payable	9,537	—	9,537	12,036	—	12,036	4,906	—	4,906
Accrued expenses	3,828	—	3,828	3,877	—	3,877	5,152	—	5,152
Lease liability, current portion	231	—	231	239	—	239	277	—	277
Total current liabilities	25,848	—	25,848	28,782	—	28,782	11,653	—	11,653

Lease liabilities, long-term	708	—	708	630	—	630	550	—	550
Warrant liability	—	8,101	8,101	—	1,050	1,050	—	9,285	9,285
Total liabilities	26,556	8,101	34,657	29,412	1,050	30,462	12,203	9,285	21,488
Commitments and contingencies (Note 13)
Stockholders’ equity
Preferred stock, $.0001 par value, 10,000,000 shares authorized, 4,850 issued and no shares outstanding at December 31, 2022 and no shares issued and outstanding at December 31, 2021	887	(887)	—	—	—	—	—	—	—
Common stock, $.0001 par value, 300,000,000 shares authorized, 42,970,134 and 3,034,901 issued and outstanding at December 31, 2022 and December 31, 2021, respectively *	—	—	—	1	—	1	4	—	4
Additional paid-in capital *	400,742	(12,425)	388,317	414,523	(13,312)	401,211	437,027	(35,283)	401,744
Accumulated deficit	(398,886)	5,211	(393,675)	(411,105)	12,262	(398,843)	(430,771)	25,998	(404,773)
Total stockholders’ equity	2,743	(8,101)	(5,358)	3,419	(1,050)	2,369	6,260	(9,285)	(3,025)
Total liabilities and stockholders’ equity	$29,299	$—	$29,299	$32,831	$—	$32,831	$18,463	$—	$18,463

* Adjustment reflected as a result of the 1-for-40 reverse stock split effectuated on April 26, 2022.

Quarterly and Year to Date Statements of Operations and Comprehensive Loss

	Three Months Ended			Three Months Ended			Three Months Ended
	March 31, 2022 (unaudited)			June 30, 2022 (unaudited)			September 30, 2022 (unaudited)
	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated

Revenues, net	$1,761	$—	$1,761	$2,126	$—	$2,126	$3,002	$—	$3,002
Cost of product revenues	1,527	—	1,527	2,231	—	2,231	1,425	—	1,425
Gross profit (loss)	234	—	234	(105)	—	(105)	1,577	—	1,577

Operating expenses:
Research and development	$1,257	$—	$1,257	$856	$—	$856	$788	$—	$788
Selling and marketing	10,553	—	10,553	7,411	—	7,411	5,560	—	5,560
General and administrative	3,997	—	3,997	3,026	—	3,026	2,815	—	2,815
Loss on disposition of assets	—	—	—	—	—	—	11,122	—	11,122
Total operating expenses	15,807	—	15,807	11,293	—	11,293	20,285	—	20,285
Loss from operations	(15,573)	—	(15,573)	(11,398)	—	(11,398)	(18,708)	—	(18,708)

Other income (expense)
Interest income	1	—	1	2	—	2	46	—	46
Interest expense	(872)	—	(872)	(823)	—	(823)	(1,004)	—	(1,004)
Unrealized gain on warrant liability	—	1,384	1,384	—	7,051	7,051	—	13,736	13,736
Total other income (expense), net	(871)	1,384	513	(821)	7,051	6,230	(958)	13,736	12,778
Loss before benefit from income taxes	(16,444)	1,384	(15,060)	(12,219)	7,051	(5,168)	(19,666)	13,736	(5,930)
Benefit from income taxes	4,675	—	4,675	—	—	—	—	—	—
Net loss	$(11,769)	$1,384	$(10,385)	$(12,219)	$7,051	$(5,168)	$(19,666)	$13,736	$(5,930)

Net loss per share (basic and diluted)	$(3.78)	$0.44	$(3.33)	$(2.71)	$1.56	$(1.15)	$(0.53)	$0.37	$(0.16)

Weighted-average common shares (basic and diluted)	3,115,211	3,115,211	3,115,211	4,510,219	4,510,219	4,510,219	36,997,836	36,997,836	36,997,836

Comprehensive loss:
Net loss	$(11,769)	$1,384	$(10,385)	$(12,219)	$7,051	$(5,168)	$(19,666)	$13,736	$(5,930)
Other comprehensive income:
Unrealized (loss) gain on marketable securities	—	—	—	—	—	—	—	—	—
Comprehensive loss	$(11,769)	$1,384	$(10,385)	$(12,219)	$7,051	$(5,168)	$(19,666)	$13,736	$(5,930)

	Six Months Ended			Nine Months Ended
	June 30, 2022 (unaudited)			September 30, 2022 (unaudited)
	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated

Revenues, net	$3,887	$—	$3,887	$6,888	$—	$6,888
Cost of product revenues	3,758	—	3,758	5,183	—	5,183
Gross profit (loss)	129	—	129	1,705	—	1,705

Operating expenses:
Research and development	$2,113	$—	$2,113	$2,901	$—	$2,901
Selling and marketing	17,964	—	17,964	23,523	—	23,523
General and administrative	7,023	—	7,023	9,837	—	9,837
Loss on disposition of assets	—	—	—	11,122	—	11,122
Total operating expenses	27,100	—	27,100	47,383	—	47,383
Loss from operations	(26,971)	—	(26,971)	(45,678)	—	(45,678)

Other income (expense)
Interest income	3	—	3	50	—	50
Interest expense	(1,695)	—	(1,695)	(2,699)	—	(2,699)
Unrealized gain on warrant liability	—	8,435	8,435	—	22,171	22,171
Total other income (expense), net	(1,692)	8,435	6,743	(2,649)	22,171	19,522
Loss before benefit from income taxes	(28,663)	8,435	(20,228)	(48,327)	22,171	(26,156)
Benefit from income taxes	4,675	—	4,675	4,675	—	4,675
Net loss	$(23,988)	$8,435	$(15,553)	$(43,652)	$22,171	$(21,481)

Net loss per share (basic and diluted)	$(6.29)	$2.21	$(4.08)	$(2.91)	$1.48	$(1.43)

Weighted-average common shares (basic and diluted)	3,816,569	3,816,569	3,816,569	14,998,534	14,998,534	14,998,534

Comprehensive loss:
Net loss	$(23,988)	$8,435	$(15,553)	$(43,652)	$22,171	$(21,481)
Other comprehensive income:
Unrealized (loss) gain on marketable securities	—	—	—	—	—	—
Comprehensive loss	$(23,988)	$8,435	$(15,553)	$(43,652)	$22,171	$(21,481)

Statements of Changes in Stockholders’ Equity (Unaudited)

	Preferred Stock		Common Stock		Additional	Accumulated		Total
	Number of		Number of		Paid-in	Other Comprehensive	Accumulated	Stockholders'
	Shares	Amount	Shares *	Amount	Capital *	Income	Deficit	Equity
As Previously Reported
Balance December 31, 2021	—	$—	3,034,901	$—	$396,388	$—	$(387,117)	$9,271
Share-based compensation - stock options and RSUs	—	—	—	—	764	—	—	764
Issuance of common stock pursuant to at-the market stock sales, net of expenses	—	—	25,623	—	348	—	—	348
Issuance of series A and B convertible preferred stock in a registered direct offering (Note 8)	4,850	4,850	—	—	—	—	—	4,850
Registered direct financing costs, inclusive of warrants	—	(965)	—	—	244	—	—	(721)
Conversion of series A convertible preferred stock	(2,425)	(897)	303,125	—	897	—	—	—
Vesting of RSUs	—	—	1,773	—	—	—	—	—
Warrants issued in connection with registered direct offering	—	(2,101)	—	—	2,101	—	—	—
Net loss	—	—	—	—	—	—	(11,769)	(11,769)
Balance March 31, 2022	2,425	$887	3,365,422	$—	$400,742	$—	$(398,886)	$2,743

Adjustment
Balance December 31, 2021	—	—	—	—	(9,183)	—	3,827	(5,356)
Share-based compensation - stock options and RSUs	—	—	—	—	—	—	—	—
Issuance of common stock pursuant to at-the market stock sales, net of expenses	—	—	—	—	—	—	—	—
Issuance of series A and B convertible preferred stock in a registered direct offering (Note 8)	—	(4,850)	—	—	—	—	—	(4,850)
Registered direct financing costs, inclusive of warrants	—	965	—	—	(244)	—	—	721
Conversion of series A convertible preferred stock	—	897	—	—	(897)	—	—	—
Vesting of RSUs	—	—	—	—	—	—	—	—
Warrants issued in connection with registered direct offering	—	2,101	—	—	(2,101)	—	—	—
Net loss	—	—	—	—	—	—	1,384	1,384
Total Adjustment March 31, 2022	—	$(887)	—	$—	$(12,425)	$—	$5,211	$(8,101)

As Restated
Balance December 31, 2021	—	$—	3,034,901	$—	$387,205	$—	$(383,290)	$3,915
Share-based compensation - stock options and RSUs	—	—	—	—	764	—	—	764
Issuance of common stock pursuant to at-the market stock sales, net of expenses	—	—	25,623	—	348	—	—	348
Issuance of series A and B convertible preferred stock in a registered direct offering (Note 8)	4,850	—	—	—	—	—	—	—
Registered direct financing costs, inclusive of warrants	—	—	—	—	—	—	—	—
Conversion of series A convertible preferred stock	(2,425)	—	303,125	—	—	—	—	—
Vesting of RSUs	—	—	1,773	—	—	—	—	—
Warrants issued in connection with registered direct offering	—	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	—	(10,385)	(10,385)
Balance March 31, 2022	2,425	$—	3,365,422	$—	$388,317	$—	$(393,675)	$(5,358)

Statements of Changes in Stockholders’ Equity (Unaudited)

	Preferred Stock		Common Stock		Additional	Accumulated		Total
	Number of		Number of		Paid-in	Other Comprehensive	Accumulated	Stockholders'
	Shares	Amount	Shares *	Amount	Capital *	Income	Deficit	Equity
As Previously Reported
Balance March 31, 2022	2,425	$887	3,365,422	$—	$400,742	$—	$(398,886)	$2,743
Share-based compensation - stock options and RSUs	—	—	—	—	669	—	—	669
Fractional shares retired as a result of reverse split	—	—	(10)	—	—	—	—	—
Issuance of common stock pursuant to at-the market stock sales, net of expenses	—	—	8,687,502	1	12,225	—	—	12,226
Conversion of series B convertible preferred stock	(2,425)	(887)	303,125	—	887	—	—	—
Vesting of RSUs	—	—	4,118	—	—	—	—	—
Net loss	—	—	—	—	—	—	(12,219)	(12,219)
Balance June 30, 2022	—	$—	12,360,157	$1	$414,523	$—	$(411,105)	$3,419

Adjustment
Balance March 31, 2022	—	(887)	—	—	(12,425)	—	5,211	(8,101)
Share-based compensation - stock options and RSUs	—	—	—	—	—	—	—	—
Fractional shares retired as a result of reverse split	—	—	—	—	—	—	—	—
Issuance of common stock pursuant to at-the market stock sales, net of expenses	—	—	—	—	—	—	—	—
Conversion of series B convertible preferred stock	—	887	—	—	(887)	—	—	—
Vesting of RSUs	—	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	—	7,051	7,051
Balance June 30, 2022	—	$—	—	$—	$(13,312)	$—	$12,262	$(1,050)

As Restated
Balance March 31, 2022	2,425	$—	3,365,422	$—	$388,317	$—	$(393,675)	$(5,358)
Share-based compensation - stock options and RSUs	—	—	—	—	669	—	—	669
Fractional shares retired as a result of reverse split	—	—	(10)	—	—	—	—	—
Issuance of common stock pursuant to at-the market stock sales, net of expenses	—	—	8,687,502	1	12,225	—	—	12,226
Conversion of series B convertible preferred stock	(2,425)	—	303,125	—	—	—	—	—
Vesting of RSUs	—	—	4,118	—	—	—	—	—
Net loss	—	—	—	—	—	—	(5,168)	(5,168)
Balance June 30, 2022	—	$—	12,360,157	$1	$401,211	$—	$(398,843)	$2,369

* Adjustment reflected as a result of the 1-for-40 reverse stock split effectuated on April 26, 2022.

Statements of Changes in Stockholders’ Equity (Unaudited)

	Preferred Stock		Common Stock		Additional	Accumulated		Total
	Number of		Number of		Paid-in	Other Comprehensive	Accumulated	Stockholders'
	Shares	Amount	Shares *	Amount	Capital *	Income	Deficit	Equity
As Previously Reported
Balance June 30, 2022	—	$—	12,360,157	$1	$414,523	$—	$(411,105)	$3,419
Share-based compensation - stock options and RSUs	—	—	—	—	536	—	—	536
Issuance of common stock pursuant to a public offering, net of expenses	—	—	26,666,666	3	21,968	—	—	21,971
Net loss	—	—	—	—	—	—	(19,666)	(19,666)

Balance September 30, 2022	—	—	39,026,823	$4	$437,027	$—	$(430,771)	$6,260

Adjustment
Balance June 30, 2022	—	—	—	—	(13,312)	—	12,262	(1,050)
Share-based compensation - stock options and RSUs	—	—	—	—	—	—	—	—
Issuance of common stock pursuant to a public offering, net of expenses	—	—	—	—	(21,971)	—	—	(21,971)
Net loss	—	—	—	—	—	—	13,736	13,736
Balance September 30, 2022	—	—	—	$—	$(35,283)	$—	$25,998	$(9,285)

As Restated
Balance June 30, 2022	—	$—	12,360,157	$1	$401,211	$—	$(398,843)	$2,369
Share-based compensation - stock options and RSUs	—	—	—	—	536	—	—	536
Issuance of common stock pursuant to a public offering, net of expenses	—	—	26,666,666	3	(3)	—	—	—
Net loss	—	—	—	—	—	—	(5,930)	(5,930)
Balance September 30, 2022	—	—	39,026,823	$4	$401,744	$—	$(404,773)	$(3,025)

* Adjustment reflected as a result of the 1-for-40 reverse stock split effectuated on April 26, 2022.

Statements of Cash Flows

	Three Months Ended			Six Months Ended			Nine Months Ended
	March 31, 2022 (unaudited)			June 30, 2022 (unaudited)			September 30, 2022 (unaudited)
	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated	As Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Net loss	$(11,769)	$1,384	$(10,385)	$(23,988)	$8,435	$(15,553)	$(43,652)	$22,171	$(21,481)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash inventory reserve	—	—	—	—	—	—	—	—	—
Depreciation	527	—	527	1,057	—	1,057	1,255	—	1,255
Amortization	61	—	61	124	—	124	188	—	188
Loss on disposition of assets	—	—	—		—	—	11,122	—	11,122
Noncash stock-based compensation	764	—	764	1,433	—	1,433	1,969	—	1,969
Noncash amortization of deferred financing costs	419	—	419	797	—	797	1,635	—	1,635
Unrealized gain on warrants	—	(1,384)	(1,384)	—	(8,435)	(8,435)		(22,171)	(22,171)
Changes in operating assets and liabilities:			—
Accounts receivable	(132)	—	(132)	(554)	—	(554)	(2,178)	—	(2,178)
Income taxes receivable	(4,675)		(4,675)	—		—			—
Inventory	(1,727)	—	(1,727)	(1,374)	—	(1,374)	(831)	—	(831)
Prepaid expenses and other assets	707	—	707	1,267	—	1,267	(1,551)	—	(1,551)
Accounts payable and accrued expenses	1,095	—	1,095	3,643	—	3,643	(2,213)	—	(2,213)
Lease liability	(21)	—	(21)	(90)	—	(90)	(132)	—	(132)
Net cash used in operating activities	(14,751)	—	(14,751)	(17,685)	—	(17,685)	(34,388)	—	(34,388)

Cash flows from investing activities:
Purchases of marketable securities	—	—	—	—	—	—	—	—	—
Sales and maturities of marketable securities	—	—	—	—	—	—	—	—	—
Acquisition of property and equipment	(126)	—	(126)	(133)	—	(133)	(133)	—	(133)
Net cash (used in) provided by investing activities	(126)	—	(126)	(133)	—	(133)	(133)	—	(133)

Cash flows from financing activities:
Proceeds from issuance of preferred stock in registered direct offering, net of offering costs	4,129	—	4,129	4,129	—	4,129	4,129	—	4,129
Proceeds from issuance of common stock in public offering, net of offering costs	—	—	—		—	—	21,971	—	21,971
Proceeds from At-the-Market sales of common stock, net of offering costs	348	—	348	12,573	—	12,573	12,573	—	12,573
Proceeds from issuance of long-term debt	—	—	—	—	—	—	—	—	—
Repayments of long-term debt	(5,000)	—	(5,000)	(5,000)	—	(5,000)	(17,150)	—	(17,150)
Debt financing costs paid	—	—	—	—	—	—	—	—	—
Proceeds from exercise of stock options	—	—	—	—	—	—	—	—	—
Net cash provided by financing activities	(523)	—	(523)	11,702	—	11,702	21,523	—	21,523

Net (decrease) increase in cash and cash equivalents	(15,400)	—	(15,400)	(6,116)	—	(6,116)	(12,998)	—	(12,998)
Cash and cash equivalents, beginning of period	19,143	—	19,143	19,143	—	19,143	19,143	—	19,143
Cash and cash equivalents, end of period	$3,743	$—	$3,743	$13,027	$—	$13,027	$6,145	$—	$6,145

Supplemental cash flow information
Interest paid	$452	$—	$452	$898	$—	$898	$1,078	$—	$1,078